Earnings per share - Basic and diluted EPS continuing operation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Loss for the period from continuing operations	$ (61,540)	$ (99,105)	$ (99,261)
Less: net loss attributable to non-controlling interest from continuing operations	11	(19)	(23)
Loss attributable to Equity of the Company from continuing operations	$ (61,551)	$ (99,086)	$ (99,238)
Denominator
Weighted average number of shares for basic EPS (in shares)	246,951,317	219,981,977	201,789,219
Weighted average number of shares for diluted EPS (in shares)	246,951,317	219,981,977	201,789,219
Loss per share from continuous operations - basic (in dollars per share)	$ (0.25)	$ (0.45)	$ (0.49)
Loss per share from continuous operations - diluted (in dollars per share)	$ (0.25)	$ (0.45)	$ (0.49)